Unique LoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
300006	Compliance	GFE5 Reason(s) for interest rate-related revision(s) not documented	GFE5 dated 01/25/2013 reflects an undocumented decrease in Credit for interest rate from ($3,269.12) to ($3,258.62).		2/18/2014	2/24/2014	COC	YES					COC letter provided does not state acceptable reason for changed in fees.
300006	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the Binding GFE as $3,269.12 but final HUD discloses a credit of $3,258.62.		2/18/2014	2/24/2014	COC	YES					COC letter provided does not state acceptable reason for changed in fees.
300006	Compliance	No tolerance fees increased at closing (Origination Charge)	No tolerance fees increased at closing: Origination charges increased from Binding GFE disclosed Origination charges as $3,080.05 increased at closing to $3,083.63.		2/18/2014	2/24/2014	COC	YES					COC letter provided does not state acceptable reason for changed in fees.
300002	Compliance	Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $351.80, which exceeds the $100.00 for Purchase transactions. TIL Itemization disclosed title service fees of $650.00 however HUD reflects $1,025.00.		2/18/2014	2/26/2014	Refund	YES					Cured purchase
300006	Compliance	Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $91.82 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $350 lender credit on line 205 of the HUD due to missing the credit itemization.
					2/18/2014	2/25/2014	Itemization		YES
Disagree.  Document provided does not itemize to which fees the $350 credit on HUD applies to.  Further MIP refund is unearned premiums from a previous transaction due the borrower and does not offset MI premiums on subject transaction.

300143	Compliance	ROR Incorrect Form - Lender to Lender Not On H9/G9	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		12/10/2015	12/31/2015		YES				XXX maintains that form H8 is substantially similar to form H9 and contains all items required to be included under Reg. Z 1026.23(b)(1)(i) through 1026.23(b)(1)(iv).	Downgraded to EV2
300144	Compliance	Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 12/22/2014 in the amount of $1775.50 and the total collected was $2090.95, resulting in an increase of $315.45 or 17.77%. This is due to the fact that GFE7 dated 01/10/2015 reflects an undocumented increase in required services that we select from $496 to $621.
					12/8/2015	1/5/2016		YES
[3] Appeal:  GFE #7 increase in required services was within the allowable tolerance at the time of re-disclosure so COC documentation is not required.  The final increase from last GFE to HUD was cured properly on page 1 and was due to the increase in recording fees and Lenders title which brought the combined total above the allowable tolerance.

1/5/16: Please see additional screenshot from LOS showing increase in line 834 (appraisal inspection) for required completion report.

We will need evidence of when the borrower expressed intent to proceed.  If the borrower expressed intent to proceed before the date disclosed on line 2 “Important dates” section the settlement charges cannot change unless there is a “changed circumstance” or borrower requested change.  We applied the tolerance cure of $207.90 however an increase of $315.45 or 17.77% still exists which is due to the fact that GFE7 dated 01/10/2015 reflects an undocumented increase in required services that we select from $496 to $621.
1/6/2015: based on the COC history provided 10% tolerance violation was cured

300123	Compliance	HUD-1 Incomplete	Final HUD incomplete due to not being signed by the borrower.	NO	3/27/2015
300053	Compliance	HUD-1 Incomplete	Final HUD not signed by the borrower or stamped by settlement agent.	NO	3/16/2014
300138	Compliance	TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges and total payment figures.	NO	12/15/2015
300016	Compliance	HUD-1 Incomplete	HUD-1 in file indicates a 9/XX/1994 funding date, however, the subject loan closed 9/XX/1994.	NO	3/14/2014
300046	Compliance	HUD-1 Incomplete	HUD-1 incomplete due to missing the settlement charges page 2.	NO	3/14/2014
300010	Compliance	Note Missing	N/A	NO	3/20/2014
300043	Compliance	TIL Missing	N/A	NO	3/14/2014
300148	Compliance	Federal Higher-Priced Mortgage Loan	Federal Higher-Priced Mortgage Loan - stated APR (6.03%) and audited APR (5.9816%) exceeds the HPML threshold of 5.32% (1.5% over applicable APOR, 3.82%). Loan appears to be a compliant Fed HPML.		12/8/2015	12/16/2015				YES		[3] Appeal: Loan is a HPML. Please see attached XXX report for confirmation.
300103	Compliance	TIL Missing	N/A	NO	4/6/2015
300144	Compliance	Federal Higher-Priced Mortgage Loan	Federal Higher-Priced Mortgage Loan - stated APR (6.106%) and audited APR (5.8904%) exceeds the HPML threshold of 5.31% (1.5% over applicable APOR, 3.81%). Loan appears to be a compliant Fed HPML.		12/8/2015	12/16/2015				YES		[3] Appeal: Loan is a HPML. Please see attached XXX report for confirmation.
300041	Compliance	HUD-1 Incomplete	Final HUD is Incomplete due to missing page one.	YES	3/19/2014
300048	Compliance	HUD-1 Incomplete	HUD Incomplete due to being illegible.	YES	3/17/2014
300022	Compliance	HUD-1 Missing	N/A	YES	3/17/2014
300079	Compliance	HUD-1 Missing	N/A	YES	6/8/2014
300080	Compliance	HUD-1 Missing	N/A	YES	6/4/2014
300113	Compliance	HUD-1 Missing	N/A	YES	4/1/2015
300022	Compliance	TIL Missing	N/A	YES	3/17/2014
300051	Compliance	TIL Missing	N/A	YES	3/16/2014
300113	Compliance	TIL Missing	N/A	YES	4/1/2015
300136	Compliance	TIL Missing	N/A	YES	11/17/2015							N/A
300057	Compliance	HUD-1 Missing	N/A	YES	12/2/2013
300057	Compliance	Note Missing	N/A	YES	12/2/2013
300057	Compliance	TIL Missing	N/A	YES	12/2/2013
300144	Compliance	TX Home Equity Loan Provision Violation	[TXH] Home Loan Provision: TX 50(a)(6) loan: Unable to determine if the loan is reviewed by a Texas attorney prior to closing.		12/8/2015	12/16/2015		YES
[3] Appeal:  Please see attached 24 Hour Doc Pkg sent to the borrower one day in advance of their closing.  Also note that the notarized Texas Home Equity Affidavit and Agreement further attests to the the receipt of the itemized costs one day prior to closing (K).

300148	Compliance	TX Home Equity Loan Disclosure Exception	[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Missing Acknowledgement of Fair Market Value signed and dated by all borrowers.		12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached Ack of FMV
300144	Compliance	TX Home Equity Loan Disclosure Exception	[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Missing Acknowledgement that Final itemization of costs (HUD-1/HUD-1A) provided to borrower(s) one business day prior to date of closing.		12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached Atty Rev Checklist
300148	Compliance	TX Home Equity Loan Provision Violation	[TXH] Home Loan Provision: TX 50(a)(6) loan: Unable to determine if the loan is reviewed by a Texas attorney prior to closing		12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached Atty Review Checklist
300141	Compliance	Initial GFE Missing	Missing Initial GFE, no GFEs are enclosed in file.		12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached GFE's
300141	Compliance	Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (4.209) is greater than .125 less than the APR on the Final TIL (4.491). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached re-disclosed TIL dated 10/XX/14
300144	Compliance	Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (5.410) is greater than .125 less than the APR on the Final TIL (6.106). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					12/8/2015	12/16/2015		YES				[3] Appeal: Please see attached re-disclosed TIL dated 11/XX/14 with APR of 6.042%.
300063	Compliance	HUD-1 Incomplete	Final HUD is incomplete due to being illegible.	YES	5/13/2014	5/26/2014				YES		Agree
300001	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $1,763.11,which exceeds the $100.00 for Purchase transactions. TIL Itemization did not disclose title services fees of $634.56 as prepaid finance charges. The remaining amount cannot be determined.
					2/18/2014	2/26/2014	Itemization	YES
300145	Compliance	Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $237.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing complete itemization of line 1101.		12/15/2015
300140	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $600.02 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		12/15/2015
300002	Compliance	GFE2 Reason(s) for interest rate-related revision(s) not documented	GFE2 dated 03/05/2013 reflects an undocumented increase in interest rate from 3.75% to 4.00%.		2/18/2014	2/21/2014	COC/GFEs	YES
300147	Compliance	Federal Higher-Priced Mortgage Loan	Federal Higher-Priced Mortgage Loan - stated APR (5.280%) and audited APR (5.2806%) exceeds the HPML threshold of 4.77% (1.5% over applicable APOR, 3.27%). Loan appears to be a compliant Fed HPML.		12/8/2015	12/16/2015				YES		Appeal: Loan is a HPML. Please see attached XXX Report for confirmation.
300002	Compliance	Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $4,239.65 and the total collected was $5,303.65, resulting in an increase of $1,064.00 or 25.01%.
					2/18/2014	2/21/2014	COC/GFEs	YES
300147	Compliance	TX Home Equity Loan Disclosure Exception	[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Missing Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure.		12/8/2015	12/16/2015		YES				Appeal: See Notice Concerning Extensions of Credit for both borrowers attached.
300055	Compliance	Initial TIL Missing	N/A		12/5/2013
300136	Compliance	ROR Missing	N/A		11/17/2015							N/A
300137	Compliance	ROR Missing	N/A		11/17/2015							N/A
300140	Compliance	ROR Missing	N/A		12/15/2015
300004	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 02/03/2013 of ($1,290.02), but final HUD discloses a Credit of $0.		2/18/2014	2/20/2014	COC/GFEs	YES
300141	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/3/2014; Adjusted Origination disclosed as $332.50 increased at closing to $1282.50. This is due to the fact GFE2 dated 10/24/2014 reflects an undocumented increase in Origination charges from $145 to $1095 therefore an undocumented increase in Adjusted Origination charges from $332.50 to $1282.50.
12/17/2015
300004	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination increased from most recent binding GFE dated 02/03/2013; Adjusted Origination resulted from binding Origination fee of $750 and binding Credit for Interest rate of ($1,290.02) for a new Adjusted Origination total of ($540.02), which increased at closing to $750.00.
					2/18/2014	2/20/2014	COC/GFEs	YES
300141	Compliance	No tolerance fees increased at closing (Origination Charge)
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 10/3/2014 disclosed Origination charges as $145 increased at closing to $1095. This is due to the fact GFE2 dated 10/24/2014 reflects an undocumented increase in Origination charges from $145 to $1095 therefore an undocumented increase in Adjusted Origination charges from $332.50 to $1282.50.
12/17/2015
300061	Compliance	HUD-1 Missing	N/A	NO	5/13/2014	5/26/2014				YES		cannot locate
300061	Compliance	TIL Missing	N/A	NO	5/13/2014	5/26/2014				YES		cannot locate